UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07094______

_______BlackRock New York Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Insured Municipal 2008 Term Trust, Inc.

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—98.7%
			New York—98.7%
AAA	$ 1,000		Bath Central Sch. Dist. GO, 4.00%, 6/15/08, FGIC	No Opt. Call	$ 1,009,120
AAA	2,250		Central Square Central Sch. Dist. GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,266,672
			Dorm. Auth. RB,
AAA	3,500		Bronx-Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,619,735
AAA	5,000		Bronx-Lebanon Hosp. Ctr. Proj., 5.125%, 2/15/09, ACA, FSA	02/08 @ 101.5	5,134,500
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,619,584
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,578,500
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,158,550
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,190,260
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,247,500
AAA	500		W.K. Nursing Home Corp. Proj., 5.65%, 8/01/09	10/06 @ 102	513,570
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,008,910
AAA	1,960		East Greenbush Central Sch. Dist. GO, Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	1,987,460
AAA	6,000		Env. Facs. Corp. RB, Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,084,060
AAA	1,000		Erie Cnty. Pub. Impvt. GO, Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,005,920
AAA	1,185		Evans-Brant Central Sch. Dist. GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,192,667
			Fayetteville-Manlius Central Sch. Dist. GO,
AAA	1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,133,584
AAA	1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,009,120
			Hsg. Fin. Agcy. RB,
AAA	1,305		Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09, FSA	10/06 @ 102	1,331,361
AAA	4,015		Hsg. Mtg. Proj., Ser. A, 5.80%, 11/01/09, FSA	10/06 @ 102	4,099,917
AAA	165		Multi-Fam. Mtg. Hsg. Proj., Ser. C, 6.30%, 8/15/08	10/06 @ 100	165,498
AAA	12,500		Long Island Pwr. Auth. Elec. Sys. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,766,500
			Met. Transp. Auth. RB,
AAA	2,500	[3]	Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,611,325
AAA	26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	27,192,574
			Monroe Cnty. Pub. Impvt. GO,
AAA	455	[3]	4.00%, 3/01/09, FGIC	ETM	460,515
AAA	770		4.00%, 3/01/09, FGIC	No Opt. Call	777,908
			Mt. Sinai Union Free Sch. Dist. GO,
AAA	935		6.00%, 2/15/08, AMBAC	No Opt. Call	966,584
AAA	930		6.10%, 2/15/09, AMBAC	No Opt. Call	985,437
AAA	1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,163,978
			New York City GO,
AAA	2,455	[4]	4.75%, 8/15/08, XLCA	N/A	2,535,524
AAA	2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,332,656
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,038,780
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	10/06 @ 100	45,047
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	10/06 @ 100	50,055
AAA	2,000	[3]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,096,720
AAA	4,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,127,268
			New York City Hlth. & Hosp. Corp. RB,
AAA	2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,820,004
AAA	2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,038,460
			New York City Mun. Wtr. Fin. Auth. RB,
AAA	11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,403,475
AAA	1,710	[3]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,781,478
			New York City Transl. Fin. Auth. RB,
AAA	2,605	[3]	4.00%, 5/01/09, MBIA	ETM	2,638,683
AAA	1,395		4.00%, 5/01/09, MBIA	No Opt. Call	1,412,005
AAA	7,800	[3]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	8,368,776
AAA	1,000		New York St. GO, Ser. F, 5.50%, 9/15/08, AMBAC	No Opt. Call	1,037,500
AAA	250	[3]	Pwr. Auth. RB, Ser. CC, 5.125%, 1/01/11, MBIA	ETM	265,770
AAA	1,030		Sodus Central Sch. Dist. GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,044,430
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,157,550
AAA	1,675	[3]	Suffolk Cnty. Wtr. Auth. RB, Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,735,400

1

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York-(cont’d)
			Thruway Auth. RB,
AAA	$ 2,000		Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	$2,018,920
AAA	2,000		Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,023,660
AAA	2,900		Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,103,029
AAA	3,410		Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,534,022
AAA	2,265	[3]	Triborough Brdg. & Tunl. Auth. RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,365,022
			Urban Dev. Corp. Correctional Facs. RB,
AAA	2,000		Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,085,840
AAA	5,140		Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,375,052

			Total Long-Term Investments (cost $166,458,076)		171,716,435

			SHORT-TERM INVESTMENTS—13.2%
			Nebraska—3.2%
A-1+	5,600	[5]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.75%, 10/05/06, FRWD	N/A	5,600,000

	Shares
	(000)

			Money Market Funds—10.0%
NR	8,700		AIM Tax Free Cash Reserve Portfolio	N/A	8,700,000
NR	8,700		SSgA Tax Free Money Mkt. Fund	N/A	8,700,000

					17,400,000

			Total Short-Term Investments (cost $23,000,000)		23,000,000

			Total Investments—111.9% (cost $189,458,0766)		$194,716,435
			Other assets in excess of liabilities (including $44,487,128)—26.5%		46,195,360
			Preferred shares at redemption value, including dividends payable—(38.4)%		(66,832,934)

			Net Assets Applicable to Common Shareholders—100%		$174,078,861

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $188,876,507. The net unrealized appreciation on a tax basis is $5,839,928, consisting of $5,842,572 gross unrealized appreciation and $2,644 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.9% of the Trust’s managed assets.

ACA	—	2.1%
AMBAC	—	10.2%
Cash	—	18.4%
CONNIE LEE	—	2.6%
FGIC	—	9.9%
FSA	—	5.6%
MBIA	—	36.9%
XLCA	—	2.0%
Other		7.2%

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CONNIE LEE	—	College Construction Loan Insurance Assoc.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Insured Municipal 2008 Term Trust, Inc.___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006